UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue
         Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $381,711 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     5348  1150000 SH       SOLE                  1150000        0        0
BARNES & NOBLE INC             COM              067774109    11431   862751 SH       SOLE                   862751        0        0
BLYTH INC                      COM NEW          09643P207    12347   165000 SH       SOLE                   165000        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    20447 20550000 PRN      SOLE                 20550000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2      888  2000000 PRN      SOLE                  2000000        0        0
EXELIS INC                     COM              30162A108    21910  1750000 SH       SOLE                  1750000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    31320  2000000 SH       SOLE                  2000000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118    12473   750000 SH       SOLE                   750000        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    28877   690000 SH       SOLE                   690000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    31611  4100000 SH       SOLE                  4100001        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    13000   500000 SH       SOLE                   500000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    35260   400000 SH       SOLE                   400000        0        0
MI DEVS INC                    COM              55304X104    13841   400152 SH       SOLE                   400152        0        0
OLD REP INTL CORP              COM              680223104    19518  1850000 SH       SOLE                  1850000        0        0
PHH CORP                       COM NEW          693320202    25526  1650000 SH       SOLE                  1650000        0        0
QLT INC                        COM              746927102    18200  2600000 SH       SOLE                  2600000        0        0
REGIS CORP MINN                COM              758932107    16587   900000 SH       SOLE                   900000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1350  1000000 SH       SOLE                  1000000        0        0
SUNCOKE ENERGY INC             COM              86722A103    23039  1621324 SH       SOLE                  1621324        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    38738  1400000 SH       SOLE                  1400000        0        0